Key management personnel (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel
Key management personnel compensation comprises:

	2021	2020	2019
	US$	US$	US$
Short-term employee benefits	14,081,625	12,564,637	11,557,506
Post-employment benefits	744,951	1,172,727	1,490,716
Share-based payments	11,601,866	13,514,588	15,821,972

Total	26,428,442	27,251,952	28,870,194